Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock option valuation assumptions

The assumptions used in the Black-Scholes model are presented below:

	Nine Months Ended September 30,
	2019	2018
Risk-free interest rate	1.71 to 2.23%	-%
Expected volatility	89.26 to 90.43%	-%
Expected term (in years)	5.75 to 6.25	-
Expected dividend yield	0%	-%

Allocation of Stock-Based Compensation Expenses

The tables below summarize the total stock-based compensation expense included in the Company’s consolidated statements of operations for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Research and development	$358,000	$1,000	$609,000	$8,000
General and administrative	2,140,000	7,000	2,615,000	39,000
Total stock-based compensation	$2,498,000	$8,000	$3,224,000	$47,000

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Expense related to RSA's issued prior to Merger and vesting beginning on Merger closing date	$892,000	$-	$1,468,000	$-
Acceleration of RSA expense in connection with executive severance	1,244,000	-	1,244,000	-
Expense related to vesting of stock options issued under the Company's stock plans	362,000	8,000	512,000	47,000
Total stock based compensation expense	$2,498,000	$8,000	$3,224,000	$47,000

Schedule of restricted stock awards

Restricted stock award transactions under the Assumed 2016 Plan during the nine months ended September 30, 2019 are presented below:

		Weighted Avg
		Grant Date
	Shares	Fair Value
Outstanding at December 31, 2018	416,856	$29.17
Granted	—	—
Forfeited/Cancelled	(32,714)	-
Issued as Common Stock	(29,108)	-
Outstanding at September 30, 2019	355,034	$29.25

Summary of Stock Option Activity

Stock option transactions during the nine months ended September 30, 2019 are presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value
Outstanding at December 31, 2018	136,463	$36.31	5.02	—
Assumed in the Merger	52,602	56.60		—
Granted	1,179,825	3.17		1,549,000
Forfeited/Cancelled	(57,394)	13.16		—
Outstanding at September 30, 2019	1,311,496	$8.32	9.04	1,507,000
Vested and expected to vest at September 30, 2019	1,311,496	$8.32	9.04	$1,507,000
Exercisable at September 30, 2019	156,858	$44.52	4.66	$—

Shares Reserved for Future Issuance

As of September 30, 2019, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Stock options outstanding	1,311,496
Employee stock purchase plan	5,462
Available for future grants under the 2016 Plan	38,974
Warrants outstanding	1,854,262
Total shares reserved	3,210,194

AmpliPhi Biosciences Corporation [Member]
Stock option valuation assumptions

The Company estimates the fair value of stock options with performance and service conditions on the date of grant using the Black-Scholes valuation model. The assumptions used in the Black-Scholes model are presented below:

	Year ended December 31,
	2018	2017
Risk-free interest rate	2.74 to 2.99%	1.27 to 2.36%
Expected volatility	121 to 126%	117 to 144%
Expected term (in years)	6.02	2.0 to 9.1
Expected dividend yield	0%	0%

Allocation of Stock-Based Compensation Expenses

The table below summarizes the total stock-based compensation expense included in the Company’s consolidated statements of operations for the periods presented:

	Year Ended December 31,
	2018	2017

Research and development	$326,000	$171,000
General and administrative	152,000	529,000
Total stock-based compensation	$478,000	$700,000

Summary of Stock Option Activity

Stock option transactions during the years ended December 31, 2018 and 2017 are presented below:

	Options Outstanding
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
		Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value
Outstanding at December 31, 2016	74,890	$64.50	8.65
Granted	1,070,572	1.22
Forfeited/Cancelled	(29,597)	87.87
Outstanding at December 31, 2017	1,115,865	3.17	8.98
Granted	37,500	1.18
Forfeited/Cancelled	(3,300)	11.54
Outstanding at December 31, 2018	1,150,065	$3.08	8.03	$—
Vested and expected to vest at December 31, 2018	864,952	$3.79	7.78	$—
Exercisable at December 31, 2018	402,642	$5.86	6.73	$—

Shares Reserved for Future Issuance

As of December 31, 2018, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Stock options outstanding	1,150,065
Employee stock purchase plan	46,472
Available for future grants under the 2016 Plan	446,226
Warrants	26,961,187
Total shares reserved	28,603,950

C3J [Member]
Stock option valuation assumptions

	Year ended December 31,
	2018	2017
Risk-free interest rate	—%	1.97%
Expected volatility	—%	106%
Expected term (in years)	—	6.25
Expected dividend yield	—%	0%

Allocation of Stock-Based Compensation Expenses

	Year Ended December 31,
	2018	2017
Research and development	$8,000	$169,000
General and administrative	38,000	104,000
Total stock-based compensation	$46,000	$273,000

Schedule of restricted stock awards

		Weighted Average
		Grant Date
		Fair Value
	Shares	Per Share
Outstanding at December 31, 2016	436,742	$29.80
Granted	493	25.14
Forfeited/Cancelled	(16,352)	31.02
Outstanding at December 31, 2017	420,883	29.80
Granted	16,895	9.73
Forfeited/Cancelled	(20,907)	25.75
Outstanding at December 31, 2018	416,871	$29.19

Summary of Stock Option Activity

		Weighted Average
	Shares	Exercise Price
Outstanding at December 31, 2016	164,098	$36.29
Granted	493	38.11
Forfeited/Cancelled	(8,582)	37.50
Outstanding at December 31, 2017	156,009	36.08
Granted	—	—
Forfeited/Cancelled	(19,530)	35.07
Outstanding at December 31, 2018	136,479	$36.29
Vested and expected to vest at December 31, 2018	135,986	$36.29
Exercisable at December 31, 2018	136,160	$36.29

Shares Reserved for Future Issuance

Shares Reserved
Stock options outstanding	136,479
Unvested restricted stock awards	416,871
Available for grant under the 2016 Plan	271,875
Total shares reserved	825,225

Summary of Exercise Stock Option Activity

	Options Outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Exercise Price	Shares	Price	Term (Years)	Value
$27.37	20,718	$27.37	3.20	$—
$33.04	4,686	33.04	4.06	—
$38.11	111,074	38.11	5.40	—
Outstanding at December 31, 2018	136,478	$36.29	5.99	$—